Disposal of a Subsidiary (Details Narrative)	Jul. 09, 2024 AUD ($)	Jul. 08, 2024 USD ($)	Jul. 08, 2024 AUD ($)
QBS System Pty Ltd [Member]
DisposalOfSubsidiaryDetailsNarrativeLineItem [Line Items]
Disposed shares of its subsidiary, percentage		100.00%	100.00%
Proceeds from disposal of a subsidiary		$ 6,737	$ 10,000
QBS System [Member]
DisposalOfSubsidiaryDetailsNarrativeLineItem [Line Items]
Proceeds from disposal of a subsidiary	$ 10,000